Income Taxes (Schedule Of Pretax Earnings From Continuing Operations) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
United States	$ 1,891	$ 1,303	$ 1,169
Non-U.S.	1,740	1,576	1,281
Earnings from continuing operations before income taxes	$ 3,631	$ 2,879	$ 2,450